Federated Hermes Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.5%
		Pennsylvania—93.9%
$1,000,000		Adam County, PA General Authority (Cross Keys Village - Brethren Home Community), Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	$ 971,056
1,000,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.500%, 1/1/2048	1,050,851
1,000,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.500%, 1/1/2050	1,057,442
530,000		Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2019A), 5.000%, 8/1/2027	544,678
2,000,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	2,013,526
1,250,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2024), 5.000%, 12/1/2049	1,295,135
1,000,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2025), 5.000%, 12/1/2045	1,071,875
500,000		Allegheny County, PA, UT GO Refunding Bonds (Series C-80), 5.000%, 12/1/2054	513,466
500,000	[1]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	520,045
750,000		Bensalem Township School District, PA, UT GO Bonds (Series 2025B), (Pennsylvania School District Intercept Program GTD), 5.000%, 6/1/2042	800,028
1,000,000		Bethlehem, PA Area School District, LT GO Bonds (Series 2025), (Build America Mutual Assurance INS), 5.000%, 10/1/2043	1,059,342
1,000,000		Bethlehem, PA Area School District, LT GO Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 8/1/2035	1,104,358
1,450,000		Bucks County, PA IDA (Pennswood Village), Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	1,465,883
1,000,000		Canon McMillan, PA School District, LT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.250%, 12/1/2051	1,048,869
1,000,000		Capital Region Water, PA, Water Revenue Refunding Bonds (Series 2018), 5.000%, 7/15/2032	1,043,746
500,000		Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.000%, 11/15/2042	506,251
500,000		Centre County, PA, UT GO Bonds (Series 2022), 5.000%, 7/1/2035	539,256
1,250,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), (Original Issue Yield: 4.820%), 4.750%, 12/15/2037	1,257,019
1,250,000		Clairton, PA Municipal Authority, Sewer Revenue Bonds (Series 2024B), (Original Issue Yield: 4.680%), 4.375%, 12/1/2042	1,254,653
625,000		Coatesville, PA School District, UT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.250%, 11/15/2040	682,473
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), (Original Issue Yield: 4.035%), (Assured Guaranty, Inc. INS), 4.000%, 6/1/2039	984,815
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (First Series 2026), 5.000%, 4/1/2040	1,124,683
1,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Series 2023), 4.000%, 9/1/2043	995,443
1,000,000		Conewago Valley, PA School District, UT GO Bonds (Series 2025), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2055	1,016,506
305,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	305,169
1,000,000		Cumberland Valley, PA School District, UT GO Bonds (Series 2025A), (Build America Mutual Assurance LOC), 5.000%, 12/1/2053	1,023,064
1,250,000		Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 5/1/2040	1,251,455
1,250,000		Delaware County, PA, UT GO Bonds (Series 2024), 5.000%, 8/1/2046	1,306,296
1,000,000		Delaware County, PA, UT GO Bonds (Series 2025), 5.000%, 8/1/2042	1,100,389
1,130,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2033	1,190,263
250,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2038	260,337
200,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2039	207,883
500,000		Delaware River Port Authority, Revenue Bonds (Series 2018A), 5.000%, 1/1/2040	518,820
1,000,000		Delaware River Port Authority, Revenue Refunding Bonds (Series 2025), 5.000%, 1/1/2040	1,105,431
1,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2024A), 4.000%, 9/1/2034	1,045,169

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,100,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	$ 1,126,957
1,000,000		Lancaster, PA Municipal Authority (Luthercare), Healthcare Facilities Revenue Bonds (Series 2025), 5.000%, 12/1/2055	977,769
1,000,000		Lancaster, PA School District, LT GO Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 6/1/2035	1,111,618
500,000		Lower Merion, PA School District, LT GO Bonds (Series 2020), 4.000%, 11/15/2031	515,146
1,000,000		Middletown, PA Area School District, LT GO Bonds (Series 2024), (Build America Mutual Assurance INS), 5.000%, 3/1/2041	1,061,530
1,260,000		Monroe County, PA, UT GO Bonds (Series 2021A), 4.000%, 7/15/2036	1,278,105
1,000,000		Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2025A), 5.000%, 11/15/2049	1,004,069
1,125,000	[2]	Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	1,149,613
1,000,000		Mount Lebanon, PA Hospital Authority (St. Clair Memorial Hospital), Hospital Revenue Bonds (Series 2018), 5.000%, 7/1/2038	1,025,490
1,000,000		Muhlenberg, PA School District, UT GO Bonds (Series 2025), (Original Issue Yield: 5.050%), 5.000%, 5/15/2050	1,032,240
750,000		Northampton County, PA General Purpose Authority (Lehigh University), Higher Education Revenue Bonds (Series 2024A), 5.000%, 11/15/2034	862,055
1,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	980,212
1,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	854,377
1,000,000		Parkland, PA School District, LT GO Bonds (Series 2025), 5.000%, 2/1/2049	1,032,216
500,000	[1,2]	Pennsylvania Economic Development Financing Authority (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	543,182
1,000,000	[1]	Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	1,000,622
1,000,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2042	1,000,104
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,057,856
1,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), 5.750%, 6/30/2048	1,049,993
1,000,000		Pennsylvania Economic Development Financing Authority (Villanova University), Revenue Bonds (Series 2024), (Original Issue Yield: 4.140%), 4.000%, 8/1/2054	908,078
1,000,000		Pennsylvania HFA (MCAP Walnut Park Plaza, LP), Special Limited Obligation Multifamily Housing Development Bonds (Series 2025A), (Federal National Mortgage Association INS), 4.850%, 8/1/2045	1,001,656
790,000		Pennsylvania HFA, Single Family Mortgage Revenue Bonds (Series 2023-142A), 5.500%, 10/1/2053	833,484
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	898,212
285,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	246,031
1,000,000	[2]	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2025A), 5.000%, Mandatory Tender 3/15/2035	1,091,298
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2026A), 4.500%, 12/15/2051	949,370
2,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.250%, 11/1/2048	2,110,964
500,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2025A), 5.000%, 2/15/2055	518,438
1,500,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Subordinate Revenue Refunding Bonds (Series 2021B), 4.000%, 12/1/2053	1,312,515
1,250,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	1,292,851
1,250,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Refunding Bonds (First Series 2025), 5.000%, 12/1/2040	1,384,679
400,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2036	442,126
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.000%, 12/1/2037	550,175
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2024), 5.000%, 12/1/2043	1,085,637
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2025A), 5.250%, 12/1/2055	530,025
1,000,000		Pennsylvania State University, Revenue Bonds (Series 2024), 5.250%, 9/1/2054	1,058,426
1,000,000		Pennsylvania State University, Revenue Bonds (Series 2025), 5.000%, 9/1/2045	1,081,024

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	$ 1,007,021
1,000,000		Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2025B), 5.500%, 7/1/2051	1,061,202
500,000		Philadelphia, PA Authority for Industrial Development (Philadelphia, PA), City Service Agreement Revenue Refunding Bonds (Series 2025B), 5.000%, 12/1/2043	547,429
1,065,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,066,444
1,000,000		Philadelphia, PA Authority for Industrial Development (The Children’s Hospital of Philadelphia), Hospital Revenue Bonds (Series 2024A), 5.500%, 7/1/2053	1,073,309
1,250,000		Philadelphia, PA Gas Works Co., Gas Works Revenue Bonds (Seventeenth Series A), (Assured Guaranty, Inc. INS), 5.250%, 8/1/2054	1,307,922
1,000,000		Philadelphia, PA School District, LT GO Bonds (Series 2018B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2043	1,024,738
1,500,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.500%, 9/1/2053	1,599,156
500,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2039	523,828
500,000		Philadelphia, PA, GO Bonds (Series 2025A), 5.250%, 8/1/2044	554,473
655,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, Parking System Revenue Bonds (Series 2017), 5.000%, 12/15/2037	667,353
1,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2050	1,051,753
1,500,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2026A), 5.000%, 9/1/2052	1,559,618
1,000,000		Ridley, PA School District, LT GO Bonds (Series 2024A), (Assured Guaranty, Inc. INS)/(Pennsylvania School District Intercept Program GTD), 5.000%, 11/15/2050	1,012,100
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), (Build America Mutual Assurance INS), 5.000%, 12/1/2035	1,026,483
1,340,000		State College Area School District, PA, GO Bonds (Series 2018), (Pennsylvania School District Intercept Program GTD), 5.000%, 5/15/2044	1,368,606
500,000		University of Pittsburgh, University Capital Project Bonds (Series 2023A), 5.000%, 2/15/2034	571,144
1,000,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2025), (Assured Guaranty, Inc. INS), 5.000%, 8/15/2049	1,036,408
1,000,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Refunding Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 8/15/2040	1,101,712
		TOTAL	88,354,517
		Puerto Rico—4.6%
1,542,857	[3]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,064,571
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	987,302
1,000,000	[3]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	267,238
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	986,229
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	961,561
		TOTAL	4,266,901
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $92,620,089)	92,621,418
	[2]	SHORT-TERM MUNICIPALS—1.1%
		Pennsylvania—1.1%
520,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.850%, 6/1/2026	520,000
550,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	550,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,070,000)	1,070,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $93,690,089)	93,691,418
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	380,689
		NET ASSETS—100%	$94,072,107

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.3% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $2,063,849, which represented 2.2% of net assets.

Additional information on restricted securities held at May 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$500,000	$520,045
Pennsylvania Economic Development Financing Authority (Core Natural Resources, Inc.), Solid Waste Disposal Facility Revenue Bonds (Series 2025), 5.450%, Mandatory Tender 3/27/2035	3/20/2025	$500,000	$543,182
Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	11/21/2014	$1,000,000	$1,000,622

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Zero coupon bond.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CVI	—Contingent-Value Instrument
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes